Submission	May 19, 2026
Submission [Line Items]
Central Index Key	0000310158
Registrant Name	Merck & Co., Inc.
Registration File Number	333-278066
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES